UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527
                                                     ---------

                     UBS Equity Opportunity Fund II, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2009

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

                                                               REALIZED AND                                            DOLLAR AMOUNT
                                                                UNREALIZED                                             OF FAIR VALUE
                                                      % OF      GAIN/(LOSS)   INITIAL                      FIRST         FOR FIRST
                                                     MEMBERS'     FROM      ACQUISITION                  AVAILABLE      AVAILABLE
  INVESTMENT FUND            COST      FAIR VALUE    CAPITAL   INVESTMENTS     DATE       LIQUIDITY*    REDEMPTION**    REDEMPTION
----------------------   ------------  -----------   --------  -----------   -----------  -----------   ------------- --------------
Alydar QP
  Fund, L.P.             $ 18,000,000   $17,957,338    7.55%    $  658,876    9/1/2008      Quarterly
Alysheba QP
  Fund, L.P.                6,000,000     5,387,767    2.27        484,708    9/1/2008      Quarterly
Artis Aggressive
  Growth
  (Institutional),
  L.P.                      5,000,000     3,853,766    1.62        873,258    9/1/2008      Quarterly
Axial Capital
  Institutional, L.P.      11,880,215    13,754,441    5.78        716,556    7/1/2008    Semi-Annually   6/30/2010      13,754,441
Brant Point
  Fund, L.L.C.             20,000,000    19,541,016    8.22      1,542,061    1/1/2008      Quarterly    12/31/2009      19,541,016
Cobalt Partners, L.P.      11,795,920    21,611,942    9.09        885,970    1/1/2002    Semi-Annually
GCore Capital
  Partners, L.P.            9,000,000     9,083,373    3.82         83,373    3/1/2009      Quarterly     3/31/2010       9,083,373
JANA Partners
  Qualified,
  L.P. (a)                    417,148        43,681    0.02        (38,204)   1/1/2006        N/A
JANA Piranha
  Fund, L.P.               10,538,903     8,475,500    3.56       (180,106)   3/1/2006      Quarterly
MSG Partners, L.P.          5,500,000     5,337,042    2.24       (162,958)   1/1/2009       Annually    12/31/2009       5,337,042
Southpoint
  Qualified
  Fund, L.P.               22,000,000    21,799,917    9.17      1,366,570   11/1/2006       Annually
Spindrift
  Partners, L.P.            2,078,392     1,751,452    0.74         26,763    7/1/2005    Semi-Annually
Sprindrift
  Partners,
  L.P. (a)                  3,250,341     1,924,027    0.81       (705,564)   7/1/2005        N/A
TCS Capital II, L.P.        6,659,258     7,339,325    3.09        (27,114)   5/1/2004       Annually
Tiedemann/Falconer
  Partners, L.P.           11,200,000    11,398,028    4.79        198,028    1/1/2009      Quarterly
Trian Partners, L.P.       18,000,000    15,905,752    6.69       (830,296)   7/1/2006       Annually    12/31/2009      15,905,752
Valinor Capital
  Partners, L.P.           10,500,000    10,733,668    4.51        619,813    7/1/2007       Annually
Wesley Capital
  QP, L.P.                  6,465,771     7,701,356    3.24        853,375    9/1/2004      Quarterly
                         ------------  ------------ --------    ----------
  LONG/SHORT
    EQUITY SUBTOTAL      $178,285,948  $183,599,391   77.21%    $6,365,109
Redeemed
  Investment Funds                 --            --      --          7,694
                         ------------  ------------ --------    ----------
TOTAL                    $178,285,948  $183,599,391   77.21%    $6,372,803
                         ============  ============ ========    ==========

* Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
**   Investment Funds with no dates can be redeemed in full.
(a) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2009

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Securities  valuation  policies and other  investment  related  disclosures  are
hereby   incorporated  by  reference  to  the  annual  and  semi-annual  reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.
LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS 157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


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                                                       OTHER FINANCIAL
VALUATION INPUTS                                        INSTRUMENTS*
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Level 1 - Quoted Prices                                  $         --
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Level 2 - Other Significant Observable Inputs                      --
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Level 3 - Significant Unobservable Inputs                 183,599,391
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Total                                                    $183,599,391
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*Other Financial Instruments include Investments in Investment Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

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                                                       OTHER FINANCIAL
                                                        INSTRUMENTS*
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BALANCE AS OF DECEMBER 31, 2008                          $151,534,283
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  Accrued discounts/premiums                                       --
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  Realized gain/(loss)                                         (3,005)
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  Change in unrealized appreciation/depreciation            6,375,808
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  Net purchases/(sales)                                    25,692,305
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  Transfers in and/or out of Level 3                               --
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BALANCE AS OF MARCH 31, 2009                             $183,599,391
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* Other Financial Instruments include Investments in Investment Funds.


ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Equity Opportunity Fund II, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
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* Print the name and title of each signing officer under his or her signature.